Cover	Nov. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Yuengling’s Ice Cream Corporation, a Nevada corporation (the “Company” or “YCRM”) in connection with the completion of the acquisition of the assets and operations of the business of ReachOut Technology Corp., a Delaware corporation (“ReachOut”), as first detailed in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 13, 2023. As indicated in the Share Exchange Agreement detailed therein, the completion of the Acquisition required audited financial statements of ReachOut. The purpose of this Amendment to the Current Report filed on November 13, 2023 is to provide the audited financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original 8-K as permitted by the rules of the SEC.
Document Period End Date	Nov. 13, 2023
Entity File Number	00-53450
Entity Registrant Name	Yuengling’s Ice Cream Corporation
Entity Central Index Key	0001624517
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One Glenlake Parkway #650
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	805-6044
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001
Trading Symbol	YCRM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false